Post-Employment Benefits - Sensitivity Analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Present value of the post-employment benefit obligations	€ 487	€ 155
Average duration of the obligations	15 years	18 years
Discount rate
Post-Employment Benefits
Increase in assumption (in percent)	0.25%	0.25%
Decrease in assumption (in percent)	(0.25%)	(0.25%)
Present value of the post-employment benefit obligations	€ 503	€ 163
Present value of the post-employment benefit obligations decrease	€ 472	€ 149
Salary increase
Post-Employment Benefits
Increase in assumption (in percent)	0.25%	0.25%
Decrease in assumption (in percent)	(0.25%)	(0.25%)
Present value of the post-employment benefit obligations	€ 490	€ 156
Present value of the post-employment benefit obligations decrease	€ 480	€ 155
Pension increase
Post-Employment Benefits
Increase in assumption (in percent)	0.25%	0.25%
Decrease in assumption (in percent)	(0.25%)	(0.25%)
Present value of the post-employment benefit obligations	€ 495	€ 159